Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)														2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Jun. 17, 2021	Apr. 19, 2021	Apr. 15, 2021	Mar. 31, 2021	Aug. 14, 2019	Jul. 19, 2019	Jul. 08, 2019	Dec. 12, 2018	Oct. 31, 2018	Oct. 26, 2018	Oct. 25, 2018	Oct. 24, 2018	Jun. 20, 2018	Mar. 31, 2018	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021	Oct. 31, 2021	Apr. 30, 2021
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount																						$ 6,229,672
Conversion rate (in Dollars per share)			$ 0.3	$ 0.3				$ 0.8													$ 0.8
Discount																$ 35,496	$ 790,140	$ 2,203,234	$ 1,647,664
Loss extinguishment of debt					$ 275,000													(6,105,679)	0
Converted	$ 281,000					$ 12,542	$ 13,315
Converted shares (in Shares)						15,677	16,644
Converted, warrants (in Shares)	468,333					7,838	8,322	1,074,720					2,317,842	205,238
Transferred																0	$ 212,601	212,601	1,553,082
Total - Convertible Notes Payable, Discounts, Current Portion																0		35,496		$ 0
Total - Convertible Notes Payable, Discounts, Long-term Portion																0		0	2,238,730	0
Navy Capital Debenture 1 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount									$ 4,000,000									$ 4,000,000
Dated									Oct. 31, 2018									Oct. 31, 2018
Interest Rate									8.00%									8.00%
Matures									3 years									3 years
Convertible									The U.S. Convertible Debenture 1 was convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.									The U.S. Convertible Debenture 1 is convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)									$ 0.8									$ 0.8
Discount recorded									$ 3,254,896									$ 3,254,896
Discount																0		$ 1,537,034	1,084,695	0
Accrued interest																180,178				90,089
Interest Payments																180,178				90,089
Debt Amendment			(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022															On April 15, 2021, the U.S. Convertible Debenture 1 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt			$ 2,038,803															$ 2,038,803
Transferred																		0	370,057
Navy Capital Debenture 2 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount									$ 1,000,000									$ 1,000,000
Dated									Oct. 31, 2018									Oct. 31, 2018
Interest Rate									8.00%									8.00%
Matures									3 years									3 years
Convertible									The U.S. Convertible Debenture 2 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.									The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)									$ 0.8									$ 0.8
Discount recorded									$ 813,724									$ 813,724
Discount																0		$ 384,259	271,241	0
Accrued interest																45,045				22,522
Interest Payments																45,045				22,522
Debt Amendment			(i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.															On April 15, 2021, the U.S. Convertible Debenture 2 was amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt			$ 509,700															$ 509,700
Transferred																		0	92,514
Murray FA Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount												$ 100,000						$ 100,000
Dated												Oct. 24, 2018						Oct. 24, 2018
Interest Rate												8.00%						8.00%
Matures												3 years						3 years
Convertible												The U.S. Convertible Debenture 3 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.						The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)												$ 0.8						$ 0.8
Discount recorded												$ 75,415						$ 75,415
Discount																10,474		25,138	25,138	4,190
Accrued interest																3,604				1,351
Interest Payments																5,106				2,853
Transferred																		0	9,117
Darling Capital Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount											$ 532,000							$ 532,000
Dated											Oct. 25, 2018							Oct. 25, 2018
Interest Rate											8.00%							8.00%
Matures											3 years							3 years
Convertible											The U.S. Convertible Debenture 4 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.							The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)											$ 0.8							$ 0.8
Discount recorded											$ 416,653							$ 416,653
Discount																0		$ 196,753	138,884	0
Accrued interest																23,964				11,982
Interest Payments																23,964				11,982
Debt Amendment		(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022																On April 19, 2021, the U.S. Convertible Debenture 4 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt		$ 271,164																$ 271,164
Transferred																		0	48,623
Sabharwal Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount										$ 150,000								$ 150,000
Dated										Oct. 26, 2018								Oct. 26, 2018
Interest Rate																		8.00%
Matures										3 years								3 years
Convertible										The U.S. Convertible Debenture 5 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.								The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)										$ 0.8								$ 0.8
Discount recorded										$ 120,100								$ 120,100
Discount																16,681		40,033	40,033	6,672
Accrued interest																5,480				2,102
Interest Payments																7,733				4,354
Transferred																		0	13,743
Srinivasan Debenture 6 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount										$ 75,000								$ 75,000
Dated										Oct. 26, 2018								Oct. 26, 2018
Interest Rate										8.00%								8.00%
Matures										3 years								3 years
Convertible										The U.S. Convertible Debenture 6 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.								The U.S. Convertible Debenture 6 matures on a date that is three years following issuance. The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)										$ 0.8								$ 0.8
Discount recorded										$ 60,049								$ 60,049
Discount																8,340		20,016	20,016	3,336
Accrued interest																2,740				1,051
Interest Payments																3,866				2,177
Transferred																		0	6,871
US Convertible Debenture 7 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount								$ 12,012,000										$ 12,012,000
Dated								Dec. 12, 2018										Dec. 12, 2018
Interest Rate								8.00%										8.00%
Matures								3 years										3 years
Convertible								The Canaccord Debentures were convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.										The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)								$ 0.8										$ 0.8
Accrued interest																529,765				264,383
Interest Payments																529,765				264,383
Debt Amendment				(i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024														On March 31, 2021, the Canaccord Debentures were amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024
Loss extinguishment of debt				$ 3,286,012														$ 3,286,012
Converted															$ 25,857	$ 281,000		$ 25,857
Converted shares (in Shares)															32,321	936,666		32,321
Converted, warrants (in Shares)															16,160	468,333		16,160
Transferred																$ 212,601		$ 212,601	$ 984,300	$ 0